Organization and Principal Activities (Details)									6 Months Ended	12 Months Ended
	Feb. 01, 2024	Jan. 31, 2024	Jan. 11, 2024	Dec. 31, 2023	Jul. 27, 2023	Mar. 20, 2022	Dec. 12, 2016	Jan. 29, 2007	Apr. 30, 2026	Oct. 31, 2025
Organization and Principal Activities [Line Items]
Incorporation date									Feb. 01, 2024	Feb. 01, 2024
MaxsMaking HK [Member]
Organization and Principal Activities [Line Items]
Ownership percentage			100.00%
Zhejiang Haodingduo Intelligent industry Group Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage	100.00%			1.00%	99.00%
Ververise HK [Member]
Organization and Principal Activities [Line Items]
Ownership percentage					1.00%
Shanghai Alliance Industrial Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage								100.00%
Shanghai Supreme Technology Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage							90.00%
Zhumadian City Haoyi Craft Products Co., Ltd. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage						95.00%
Zhejiang Haodingduo Intelligent Technology Group Co. [Member]
Organization and Principal Activities [Line Items]
Ownership percentage				99.00%
Zhejiang MaxsMaking [Member]
Organization and Principal Activities [Line Items]
Ownership percentage		99.00%